Inventories (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and by-products	$ 2,410,275	$ 1,836,783	$ 1,688,527
Medicine, materials and spare parts	1,110,559	877,837	903,337
Balanced feed	380,121	330,238	322,522
Processed chicken	1,575,985	1,554,115	1,548,597
Commercial eggs	55,364	56,599	52,050
Processed beef	151,402	47,954	39,709
Processed turkey	2,472	4,482	10,762
Other processed products	2,160	2,199	10,092
Total	$ 5,688,338	$ 4,710,207	$ 4,575,596